FINANCE INCOME AND FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income And Expenses [Abstract]
Summary of Finance Income and Finance Expenses

	Year ended December 31,
	2023	2022	2021
Foreign exchange gain	375	2,322	2,581
Interest income	259	—	—
Total finance income	634	2,322	2,581

Finance expense consists of the following:
Foreign exchange loss	1,298	225	1,041
Unwinding of deferred consideration	735	325	—
Interest expense on lease liabilities	165	182	188
Interest expense on borrowings	—	464	480
Other finance results	73	103	100
Total finance expenses	2,271	1,299	1,809
Net finance (loss) income	(1,637)	1,023	772